Principal Group companies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Schedule of Principal Subsidiaries and Their Countries of Incorporation	The following represent the principal subsidiaries and their countries of incorporation of the Group at 31 December 2024. The equity share capital of these entities is shown in the percentage columns. All companies are incorporated in their principal country of operation except where stated.

England	%
Glaxo Group Limited	100
Glaxo Operations UK Limited	100
Glaxo Wellcome UK Limited	100
GlaxoSmithKline Capital plc	100
GlaxoSmithKline Export Limited	100
GlaxoSmithKline Finance plc	100
GSK Finance (No. 2) Limited	100
GlaxoSmithKline Holdings Limited(a)	100
GlaxoSmithKline IHC Limited	100
GlaxoSmithKline Intellectual Property (No.2) Limited	100
GlaxoSmithKline Intellectual Property (No.3) Limited	100
GlaxoSmithKline Intellectual Property (No.4) Limited	100
GlaxoSmithKline Intellectual Property Development Limited	100
GlaxoSmithKline Intellectual Property Limited	100
GlaxoSmithKline Research & Development Limited	100
GlaxoSmithKline Services Unlimited(a)	100
GlaxoSmithKline UK Limited	100
GlaxoSmithKline US Trading Limited	100
Setfirst Limited	100
SmithKline Beecham Limited	100
ViiV Healthcare Finance Limited	78.3
ViiV Healthcare UK (No.3) Limited	78.3
ViiV Healthcare UK Limited	78.3

Europe	%
GlaxoSmithKline AG (Switzerland)	100
Glaxo Wellcome Production S.A.S (France)	100
GlaxoSmithKline B.V. (Netherlands)	100
GlaxoSmithKline Biologicals SA (Belgium)	100
GlaxoSmithKline GmbH & Co. KG (Germany)	100
GlaxoSmithKline Manufacturing SpA (Italy)	100
GlaxoSmithKline Pharma GmbH (Austria)	100
GlaxoSmithKline Pharmaceuticals SA (Belgium)	100
GlaxoSmithKline S.A. (Spain)	100
GlaxoSmithKline S.p.A. (Italy)	100
GlaxoSmithKline Single Member A.E.B.E. (Greece)	100
GlaxoSmithKline Trading Services Limited (Republic of Ireland)(b)	100
GSK Capital B.V. (Netherlands)(b)	100
GSK Services Sp z o.o. (Poland)	100
GSK Vaccines GmbH (Germany)	100
GSK Vaccines S.r.l. (Italy)	100
JSC GlaxoSmithKline Trading (Russia)	100
Laboratoire GlaxoSmithKline (France)	100
Laboratorios ViiV Healthcare, S.L. (Spain)	78.3
ViiV Healthcare GmbH (Germany)	78.3
ViiV Healthcare S.r.l. (Italy)	78.3
ViiV Healthcare SAS (France)	78.3

US	%
Affinivax, Inc	100
Aiolos Bio, Inc.	100
Corixa Corporation	100
GlaxoSmithKline Capital Inc.	100
GlaxoSmithKline Holdings (Americas) Inc.	100
GlaxoSmithKline LLC	100
Human Genome Sciences, Inc.	100
Stiefel Laboratories, Inc.	100
Tesaro, Inc.	100
ViiV Healthcare Company	78.3

Others	%
Glaxo Saudi Arabia Limited (Saudi Arabia)	100
GSK Life Sciences FZE (United Arab Emirates)	100
GlaxoSmithKline Colombia S.A.	100
Glaxo Wellcome Manufacturing Pte Ltd (Singapore)	100
GlaxoSmithKline (Thailand) Limited (Thailand)	100
GSK Biopharma Argentina S.A.	100
GlaxoSmithKline Australia Pty Ltd (Australia)	100
GlaxoSmithKline Brasil Limitada (Brazil)	100
GlaxoSmithKline Far East B.V. (Taiwan)	100
GlaxoSmithKline Ilaclari Sanayi ve Ticaret A.S. (Turkey)	100
GlaxoSmithKline Inc. (Canada)	100
GlaxoSmithKline K.K. (Japan)	100
GlaxoSmithKline Korea Limited (Republic of Korea)	100
GlaxoSmithKline Limited (Hong Kong)	100
GlaxoSmithKline Mexico S.A. de C.V. (Mexico)	100
GlaxoSmithKline Pakistan Limited (Pakistan)	82.6
GlaxoSmithKline Pharmaceuticals Limited (India)	75
GSK Enterprise Management Co, Ltd (China)	100
GSK Pharma Vietnam Company Limited (Vietnam)	100
ID Biomedical Corporation of Quebec (Canada)	100
ViiV Healthcare K.K (Japan)	78.3

(a)Directly held wholly-owned subsidiary of GSK plc.
(b) Tax resident in UK.